Other Gains and Charges	12 Months Ended
Jun. 29, 2011
Other Gains and Charges
Other Gains and Charges
4.	OTHER GAINS AND CHARGES

	2011	2010	2009
Restaurant impairment charges	$1,937	$19,789	$10,517
Restaurant closure charges	4,515	13,409	59,362
Severance and other benefits	5,034	1,887	5,496
Gains on the sale of assets, net (see Note 3)	(2,100)	(4,878)	(3,902)
Charges related to the sale of Macaroni Grill (see Note 3)	0	0	40,362
Impairment of goodwill	0	0	7,713
Other gains and charges, net	1,397	(1,722)	(936)

	$10,783	$28,485	$118,612

We recorded impairment charges for the excess of the carrying amount of property and equipment over the fair value related to underperforming restaurants. Restaurant impairment charges were $1.9 million, $19.8 million, and $10.5 million during fiscal 2011, 2010, and 2009, respectively. See Note 10 for fair value disclosures related to the fiscal 2011 and 2010 charges.

In fiscal 2011, we recorded $4.5 million in charges, including $3.0 million in lease termination charges associated with restaurants closed in prior years.

In fiscal 2010, we recorded $13.4 million in charges primarily related to long-lived asset impairments resulting from the decision to close nine underperforming restaurants. The charges included $5.4 million of long-lived asset impairments and $4.0 million in lease termination charges. Also included is $2.4 million in lease termination charges related to restaurants closed in prior years.

In fiscal 2009, we recorded $59.4 million in charges primarily related to long-lived asset impairments resulting from the decision to close 37 underperforming restaurants, including eight international restaurants. The charges related to the domestic restaurant closures include $35.2 million of long-lived asset impairments, $5.2 million in lease termination charges and $1.2 million of charges related to the write-off of other assets and liabilities. The charges related to the international restaurant closures include $5.6 million of long-lived asset impairments and $2.1 million of charges related to realized foreign currency translation losses. We also recorded a goodwill impairment charge of $7.7 million resulting from the closure of the international restaurants as well as $6.2 million in lease termination charges associated with restaurants closed in prior years.

During the last three fiscal years, we made organizational changes designed to streamline decision making and support our strategic goals and evolving business model. We incurred $5.0 million, $1.9 million and $5.5 million in severance and other benefits resulting from these actions in fiscal 2011, 2010, and 2009, respectively. The severance charges are net of income related to the forfeiture of stock-based compensation awards.